Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 392	$ 6,956
Euro deferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Euro deferred shares, shares authorized	4,000,000	4,000,000
Euro deferred shares, shares issued	4,000,000	4,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	223,331,706	222,954,175
Common stock, shares outstanding	223,331,706	222,954,175